Business Combinations and Disposal Group Held for Sale - Summary of Purchase Price Allocation (Details) ₨ in Millions, $ in Millions	Mar. 31, 2018 USD ($)	Oct. 25, 2017 USD ($)	Oct. 25, 2017 INR (₨)	Sep. 08, 2017 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Nov. 16, 2015 USD ($)	Jun. 02, 2015 USD ($)
Disclosure Of Business Combinations [Line Items]
Goodwill	$ 339				$ 563	$ 568
Kallidus Inc | Acquisition Date, June 2, 2015
Disclosure Of Business Combinations [Line Items]
Net Assets*								$ 6
Intangible assets – technology								21
Intangible assets – trade name								2
Intangible assets – customer contracts and relationships								27
Deferred tax liabilities on intangible assets								(20)
Total assets acquired								36
Goodwill								71
Total purchase price								107
Kallidus Inc | Acquisition Date, June 2, 2015 | Acquiree's carrying amount
Disclosure Of Business Combinations [Line Items]
Net Assets*								6
Total assets acquired								6
Kallidus Inc | Acquisition Date, June 2, 2015 | Fair Value Adjustments
Disclosure Of Business Combinations [Line Items]
Intangible assets – technology								21
Intangible assets – trade name								2
Intangible assets – customer contracts and relationships								27
Deferred tax liabilities on intangible assets								(20)
Total assets acquired								$ 30
Noah Consulting LLC
Disclosure Of Business Combinations [Line Items]
Net Assets*							$ 6
Intangible assets – technology							4
Intangible assets – trade name							4
Intangible assets – customer contracts and relationships							18
Total assets acquired							32
Goodwill							5
Total purchase price		$ 41	₨ 2,660				37
Noah Consulting LLC | Acquiree's carrying amount
Disclosure Of Business Combinations [Line Items]
Net Assets*							6
Total assets acquired							6
Noah Consulting LLC | Fair Value Adjustments
Disclosure Of Business Combinations [Line Items]
Intangible assets – technology							4
Intangible assets – trade name							4
Intangible assets – customer contracts and relationships							18
Total assets acquired							$ 26
Brilliant Basics Holdings Limited
Disclosure Of Business Combinations [Line Items]
Intangible assets – customer contracts and relationships				$ 2
Total assets acquired				2
Goodwill				5
Total purchase price				7
Brilliant Basics Holdings Limited | Fair Value Adjustments
Disclosure Of Business Combinations [Line Items]
Intangible assets – customer contracts and relationships				2
Total assets acquired				$ 2